COMMERCIAL PROPERTY REVENUE	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
COMMERCIAL PROPERTY REVENUE	COMMERCIAL PROPERTY REVENUE
The components of commercial property revenue are as follows:

(US$ Millions) Years ended Dec. 31,	2024	2023	2022
Base rent	$4,074	$3,999	$3,153
Straight-line rent	(31)	16	25
Lease termination	31	34	27
Other lease income(1)	711	728	662
Other revenue from tenants(2)	1,176	1,152	982
Total commercial property revenue	$5,961	$5,929	$4,849
(1)Other lease income includes parking revenue and recovery of property tax and insurance expense from tenants.
(2)Consists of recovery of certain operating expenses and other revenue from tenants which are accounted for in accordance with IFRS 15.

The partnership leases properties under operating leases generally with lease terms of between 1 and 15 years, with options to extend. Minimum rental commitments under non-cancellable tenant operating leases are as follows:

(US$ Millions)	Dec. 31, 2024	Dec. 31, 2023
Less than 1 year	$2,857	$3,625
1-5 years	8,496	10,576
More than 5 years	6,808	9,284
Total	$18,161	$23,485
INVESTMENT AND OTHER REVENUE
The components of investment and other revenue are as follows:

(US$ Millions) Years ended Dec. 31,	2024	2023	2022
Investment income	$66	$274	$518
Fee revenue	468	436	285
Interest income	148	179	88
Dividend income	77	66	114
Other	34	5	—
Total investment and other revenue	$793	$960	$1,005